Consolidated Statements of Changes to Stockholders' Equity (Unaudited) - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2022	$ 5,050	$ 35,554	$ 89,290,193	$ (65,308,474)	$ (104,361)	$ 23,917,962
Shares, Outstanding, Beginning Balance at Dec. 31, 2022	5,000,000	35,554,677
Net loss for the period				(12,585,249)	(20,053)	(12,605,302)
Balance at Dec. 31, 2023	$ 5,050	$ 35,554	89,290,193	(77,893,723)	(124,414)	11,312,660
Shares, Outstanding, Ending Balance at Dec. 31, 2023	5,000,000	35,554,677
Net loss for the period				(13,964)	(17,382)	(31,346)
Balance at Jun. 30, 2024	$ 5,050	$ 35,554	$ 89,290,193	$ (77,907,687)	$ (141,796)	$ 11,281,314
Shares, Outstanding, Ending Balance at Jun. 30, 2024	5,000,000	35,554,677